Income Taxes (Details) - Schedule of reconciliation of the effective rate of tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the effective rate of tax [Abstract]
Pretax net loss	$ (93,378)	$ (9,605)
Statutory tax rate	25.00%	22.00%
Income taxes calculated at statutory tax rate	$ (23,288)	$ (2,113)
Non-deductible stock-compensation expense	898
Loss on warrant liability	5,452
Foreign tax rate differential	1,513
Transaction costs	(807)
Changes in valuation allowance	16,605	1,728
Other permanent tax items	374	385
Tax expense
Effective rate of tax	0.00%	0.00%